Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (1,505)	£ (2,084)	£ (1,584)
Exchange adjustments	(47)	40	(218)
Service cost	(281)	(280)	(246)
Past service cost	(94)	(37)	(54)
Interest cost	(36)	(54)	(56)
Settlements and curtailments	14		28
Remeasurements:
Return on plan assets, excluding amounts included in interest	(610)	899	2,195
Gain/(loss) from change in demographic assumptions	131	209	85
Gain/(loss) from change in financial assumptions	1,149	(555)	(2,770)
Experience (losses)/gains	(87)	(68)	74
Employer contributions	386	444	481
Expenses	(15)	(19)	(19)
Ending of net defined benefit liability	£ (995)	£ (1,505)	£ (2,084)